INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 16:  INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A. Revenues by Geographic Area - as Percentage of Total Revenue

Years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
USA	46%	49%	41%
Japan	17	16	22
Asia (other than Japan)	27	26	30
Europe	10	9	7
Total	100%	100%	100%

The basis of attributing revenues from external customers to a certain geographic area is based on the headquarters’ location of the customer issuing the purchase order.

B.  Long-Lived Assets by Geographic Area

Substantially all of Tower’s long-lived assets are located in Israel, substantially all of TSNB’s and TSSA’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

As of December 31, 2023 and 2022:

Details	2023	2022
Israel	$254,868	$248,711
United States	250,560	257,759
Europe	371,583	147,493
Japan	278,918	308,295
	$1,155,929	$962,258

C. Major Customers - as Percentage of Net Accounts Receivable Balance

As of December 31, 2023, one customer exceeded 10% of the net accounts receivable balance. As of December 31, 2022, no customer exceeded 10% of the net accounts receivable balance.

D. Major Customers - as Percentage of Total Revenue

Years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Customer A	14%	14%	21%
Customer B	9	9	13
Other customers *	21	24	20

*
Represents aggregated revenue to three customers that accounted for between 3% and 9% of total revenue during 2023, to four customers that accounted for between 4% and 8% of total revenue during 2022, and to four customers that accounted for between 4% and 7% of total revenue during 2021.